Related party transactions - Key management personnel (Details) € in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)
Transactions
Capital	€ 308,111	€ 307,222		€ 308,111
Number of supervisory board participants of reporting entity who are also supervisory board participants of General Partner | item	4
Total number of supervisory board participants of reporting entity | item	6
General Partner
Transactions
Reimbursements paid to related party for management services	€ 25,995	18,153	€ 15,199
Annual fee portion of reimbursements paid to related party				120
Annual fee, as percent of General Partner's share capital	4.00%
Capital	€ 3,000			3,000
Balances
Accounts Receivable	246	174		246
Accounts Payables	23,020	14,696		€ 23,020
Vice Chairman of reporting entity's supervisory board who is also Partner in law firm which provided services
Transactions
Amount paid for services received from related party	€ 2,337	€ 1,258	€ 863